SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF RESTRICTED STOCK UNITS OUTSTANDING

Details of the RSUs outstanding during the period are as follows:

		Number of RSUs

	Non-vested at December 31, 2023	—
	Granted	416,500
(a)	Vested	(97,500)
	Forfeited	—
	Non-vested at June 30, 2024	319,000

(a)	Director Transaction and Retention RSUs – 97,500 RSUs granted to former LLP and current LPA board of directors were legally vested upon grant. However, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of June 30, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares shall be excluded from the basic earnings per share denominator.